Note 10 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE 10 - COMMITMENTS AND CONTINGENCIES

Consulting Agreement

The Company had an employment agreement with its Officer/Related Party which expired on December 31, 2015. The employment agreement indicated a salary of $6,489 per month plus a bonus, other healthcare benefits and was granted stock options during the year ended December 31, 2015, the Officer/Related Party has been granted 75,000 stock options, valued at $64,223 using the Black-Scholes calculation of which $53,519 was expensed in 2015.

As the agreement above expired, the Company issued a consulting agreement in its place that extended the majority of the terms of the employment agreement on a month-to-month basis. As a consultant, he is responsible for financial reporting, data compilation, and document retrieval services, reporting to the Chief Financial Officer, and to endeavor to secure non-dilutive grant funding for the Company. Prior to January 1, 2016, the Consultant had been granted 250,000 stock options, which are fully vested, at exercise prices of $0.26, $1.00, and $1.25 exercisable over 10 year periods which ends either August 1, 2016 or March 9, 2025. The consultant will be paid $2,000 per month for the remainder of the year ended 2016 and is eligible for bonus payments both contingent and not contingent on obtaining non-dilutive grant financing for the Company. Either party may terminate the agreement (a) immediately at any time upon written notice to the other party in the event of a breach of the agreement by the other party which cannot be cured (i.e. breach of the confidentiality obligations) and or (b) at any time without cause upon not less than fifteen (15) days’ prior written notice to the other party. Upon expiration or termination, neither the Company nor Consultant will have any further obligations under the consulting agreement.

The Company has accrued $20,600 to pay the Consultant for research and development projects during the nine months ended September 30, 2016 and paid $0 during the three and nine months ended September 30, 2015.

Consulting Agreement

PTI Canada entered into a consulting agreement with a stockholder of the Company (the “Consultant”) which expired on December 31, 2015, pursuant to which the Consultant is responsible for overseeing i) design and development of enzyme-linked immunosorbent assay “(ELISA”), assays for measuring TCAP, ii) evaluation of TCAP exposure biomarker assay, iii) development of pipeline peptides, and iv) development of clinically compatible formulations for TCAP, as well as all of the bench research and development of formulation and extraction methods. The agreement has been extended through December 31, 2016 and updated accordingly. Prior to January 1, 2016, the Consultant had been granted 150,000 stock options which are fully vested at exercise prices of $1.00 and $1.25 exercisable over 10 year periods which ends either on March 30, 2021 or on March 1, 2025. The Consultant is paid approximately CA$3,000 per month. Either party may terminate the agreement (a) immediately at any time upon written notice to the other party in the event of a breach of the agreement by the other party which cannot be cured (i.e. breach of the confidentiality obligations) and or (b) at any time without cause upon not less than fifteen (15) days’ prior written notice to the other party. Upon expiration or termination, neither the Company nor Consultant will have any further obligations under the consulting agreement.

The Company has accrued $18,122 to pay the Consultant for research and development projects during the three months ended September 30, 2016 and paid $1,619 during the three months ended September 30, 2015. $67,161 was accrued for the nine months ended September 30, 2016 and $1,619 was paid during the nine months ended September 30, 2015.

Legal Proceedings

From time to time we may be named in claims arising in the ordinary course of business. Currently, no legal proceedings, government actions, administrative actions, investigations or claims are pending against us or involve us that, in the opinion of our management, could reasonably be expected to have a material adverse effect on our business and financial condition.

NOTE
10                  COMMITTMENTS AND
CONTINGENCIES

Operating Lease with Related Party

The Company paid its sole employee and officer, a related party, serving as the interim president and chief operating officer of PTI U.S.A. and a director and president and chief operating officer of PTI Canada (the “Officer/Related Party”), rent on the property which the Company is renting. The Company occupies roughly 1/3 of the total rented area and pays rent in an amount approximately to 1/3 of the monthly rent on the property. As of December 31, 2015, the monthly rent is $430 per month.
As of January 1, 2016 under the new employment agreement, we are no longer contractually obligated to pay this rent.

Employment Agreement

The Company had an employment agreement with its sole employee the Officer/Related Party which expired on December 31, 2015. The employment agreement indicated a salary of $6,489 per month plus a bonus, other healthcare benefits and was granted stock options during the year ended December 31, 2015, the Officer/Related Party has been granted 75,000 stock options, valued at $64,223 using the Black Scholes calculation of which $53,519 was expensed in 2015.

Consulting Agreement

PTI Canada entered into a consulting agreement with a stockholder of the Company, (the “Consultant”) which expired on December 31, 2015 pursuant to which the Consultant is responsible for overseeing i) design and development of enzyme-linked immunosorbent assay “(ELISA”), assays for measuring TCAP, ii) evaluation of TCAP exposure biomarker assay, iii) development of pipeline peptides, and iv) development of clinically compatible formulations for TCAP, as well as all of the bench research and development of formulation and extraction methods. As of December 31, 2015, the Consultant has been granted 100,000 stock options which are fully vested, except for 4,167 stock options, at an exercise price of $1.00 exercisable over 10 year periods which ends either on March 30, 2021 or on March 1, 2024. The stock options were valued at $42,816 using the Black Scholes calculation of which $35,680 was expensed in 2015. The Consultant is paid approximately CA$1,000 per month. Either party may terminate the agreement (a) immediately at any time upon written notice to the other party in the event of a breach of the agreement by the other party which cannot be cured (
i.e.
breach of the confidentiality obligations) and or (b) at any time without cause upon not less than fifteen (15) days’ prior written notice to the other party. Upon expiration or termination, neither the Company nor Consultant will have any further obligations under the consulting agreement.

The Company paid the Consultant $10,861 and $11,650 for research and development projects during the years ended December 31, 2015 and 2014, respectively.

Legal Proceedings

From time to time we may be named in claims arising in the ordinary course of business. Currently, no legal proceedings, government actions, administrative actions, investigations or claims are pending against us or involve us that, in the opinion of our management, could reasonably be expected to have a material adverse effect on our business and financial condition.